North Square Advisory Research Small Cap Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.5%
CONSUMER DISCRETIONARY - 29.1%
AUTOMOTIVE - 5.3%
28,205 Miller Industries, Inc. $ 1,070,098
HOME CONSTRUCTION - 10.2%
7,600 Armstrong World Industries, Inc. 587,936
4,930
Fortune Brands Home & Security,
Inc. 350,375
12,320 M.D.C. Holdings, Inc. 631,770
6,882 Skyline Champion Corp.
(a)
479,400
2,049,481
LEISURE FACILITIES & SERVICES - 3.8%
10,995 Monarch Casino & Resort, Inc. 762,173
LEISURE PRODUCTS - 2.8%
6,485 Brunswick Corp. 559,720
RETAIL - DISCRETIONARY - 7.0%
3,830 Asbury Automotive Group, Inc.
(a)
864,048
4,692
Floor & Decor Holdings, Inc., Class
A
(a)
538,876
1,402,924
TOTAL CONSUMER DISCRETIONARY 5,844,396
CONSUMER STAPLES - 4.5%
WHOLESALE - CONSUMER STAPLES
- 4.5%
15,102 Performance Food Group Co.
(a)
902,496
TOTAL CONSUMER STAPLES 902,496
ENERGY - 6.0%
OIL & GAS PRODUCERS - 4.0%
9,060 Denbury, Inc.
(a)
796,465
OIL & GAS SERVICES & EQUIPMENT
- 2.0%
11,305 ChampionX Corp. 402,458
TOTAL ENERGY 1,198,923
FINANCIALS - 19.0%
BANKING - 13.8%
18,367
First Interstate BancSystem , Inc.,
Class A 527,684
13,970 First Merchants Corp. 448,716

North Square Advisory Research Small Cap Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.5% (Continued)
BANKING - 13.8% (Continued)
6,812 Nicolet Bankshares , Inc.
(a)
$ 569,824
7,253 SouthState Corp. 563,341
13,756 Webster Financial Corp. 650,933
2,760,498
INSURANCE - 5.2%
4,060 Enstar Group, Ltd.
(a)
1,038,873
TOTAL FINANCIALS 3,799,371
HEALTH CARE - 2.1%
HEALTH CARE FACILITIES & SERVICES
- 2.1%
6,155 HealthEquity , Inc.
(a)
418,171
TOTAL HEALTH CARE 418,171
INDUSTRIALS - 17.4%
AEROSPACE & DEFENSE - 1.8%
11,155
Spirit AeroSystems Holdings, Inc.,
Class A 354,952
COMMERCIAL SUPPORT SERVICES
- 4.6%
34,262 First Advantage Corp
(a)
513,930
14,535 Viad Corp.
(a)
410,032
923,962
MACHINERY - 7.3%
1,570 Alamo Group, Inc. 304,203
61,087 Gates Industrial Corp. PLC
(a)
832,005
2,575 John Bean Technologies Corp. 318,296
1,454,504
TRANSPORTATION & LOGISTICS - 1.5%
3,800 Kirby Corp.
(a)
309,624
TRANSPORTATION EQUIPMENT - 2.2%
16,625 Trinity Industries, Inc. 435,908
TOTAL INDUSTRIALS 3,478,950
MATERIALS - 7.6%
CHEMICALS - 7.6%
34,449 Element Solutions, Inc. 722,051
21,195 Valvoline, Inc. 804,774
1,526,825
TOTAL MATERIALS 1,526,825

North Square Advisory Research Small Cap Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.5% (Continued)
TECHNOLOGY - 12.8%
SOFTWARE - 5.5%
47,450 Alkami Technology, Inc.
(a)
$ 800,956
4,060 Blackbaud , Inc.
(a)
306,327
1,107,283
TECHNOLOGY HARDWARE - 1.5%
11,300 NCR Corp.
(a)
303,744
TECHNOLOGY SERVICES - 5.8%
9,275 Cass Information Systems, Inc. 351,986
9,445 MAXIMUS, Inc. 791,113
1,143,099
TOTAL TECHNOLOGY 2,554,126
TOTAL COMMON STOCKS
(Cost $18,363,795) 19,723,258
SHORT-TERM INVESTMENTS — 1.5%
303,807
First American Treasury Obligations
Fund, Class X, 5.20% (Cost
$303,807)
(b)
303,807
TOTAL SHORT-TERM INVESTMENTS (Cost $303,807) 303,807
TOTAL INVESTMENTS - 100.0% (Cost
$18,667,602) $ 20,027,065
Liabilities in Excess of Other Assets- 0.0% (4,376)
NET ASSETS - 100.0% $ 20,022,689
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2023.
LTD - Limited Company
PLC - Pu blic Limited Company

North Square Altrinsic International Equity Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 92.8%
Bermuda - 4.1%
19,365 AXIS Capital Holdings Ltd. $ 1,067,399
10,006 Everest Re Group Ltd. 3,607,263
4,674,662
Brazil - 1.1%
326,047 Lojas Renner SA 1,290,784
Canada - 1.3%
12,623 Agnico Eagle Mines Ltd. 661,571
172,625 Kinross Gold Corp 860,140
1,521,711
China - 3.1%
117,760 Alibaba Group Holding Ltd
(a),(b)
1,504,902
81,940 Baidu, Inc.
(a),(b)
1,601,994
425,887 PICC Property & Casualty Co. Ltd., H Shares
(b)
499,534
3,606,430
France - 12.1%
36,509 AXA S.A.
(b)
1,122,373
50,854 Bureau Veritas SA
(b)
1,396,803
47,778 Cia Generale de Establissements Michelin SCA
(b)
1,564,768
36,158 Danone SA
(b)
2,208,305
31,400 Sanofi
(b)
3,350,280
41,759 SCOR SE
(b)
1,248,131
47,364 TotalEnergies SE 2,878,002
13,768,662
Germany - 10.0%
4,744 Adidas AG
(b)
957,852
10,327 BioNTech SE - ADR
(a)
1,124,300
47,980 Daimler Truck Holding AG 1,800,911
4,871 Deutsche Boerse AG
(b)
933,398
31,795 Deutsche Post AG
(b)
1,633,453
17,471 Henkel AG & Co. KGaA
(b)
1,348,328
15,641 SAP SE
(b)
2,133,860
9,057 Siemens AG 1,543,872
11,475,974
India - 2.1%
35,716 HDFC Bank Ltd. - ADR 2,438,688
Ireland - 6.3%
24,038 CRH plc
(a)
1,432,130
31,921 Medtronic PLC 2,801,387
14,397 Willis Towers Watson PLC 3,042,518
7,276,035

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 92.8%
(Continued)
Israel - 2.4%
21,050 Check Point Software Technologies Ltd.
(a)
$ 2,783,021
Japan - 13.8%
43,362 Astellas Pharma, Inc.
(b)
634,037
23,219 Daito Trust Construction Co Ltd
(b)
2,497,562
19,041 Eisai Co Ltd.
(b)
1,201,331
50,471 Japan Exchange Group, Inc.
(b)
879,342
127,224 Kubota Corp.
(b)
1,921,789
43,356 Makita Corp.
(b)
1,217,448
55,107 MINEBEA MITSUMI, Inc.
(b)
1,020,706
41,136 Sekisui House Ltd. 839,221
6,068 Sony Group Corp
(b)
568,351
60,692 Sumitomo Mitsui Trust Holdings, Inc.
(b)
2,360,956
29,246 Suzuki Motor Corp. 1,171,123
62,579 Tokio Marine Holdings, Inc.
(b)
1,438,963
15,750,829
Korea  (Republic Of) - 5.1%
38,168 Hana Financial Group, Inc.
(b)
1,173,855
57,364 KB Financial Group Inc
(b)
2,292,993
1,750 Samsung Electronics Co. Ltd.
(b)
2,384,107
5,850,955
Macao - 0.7%
204,386 Sands China Ltd
(a),(b)
787,401
Mexico - 1.3%
13,416 Fomento Economico Mexicano , S.A.B. de C.V. - ADR 1,519,362
Netherlands - 5.7%
31,643 Akzo Nobel NV
(b)
2,707,305
15,909 Euronext NV
(b)
1,211,032
27,365 Heineken NV
(b)
2,678,834
6,597,171
Peru - 0.6%
4,200 Credicorp Ltd 659,610
Singapore - 1.3%
202,564 Singapore Exchange Ltd
(b)
1,480,779
Spain - 1.0%
150,285 Banco Bilbao Vizcaya Argentaria S.A. 1,191,352
Sweden - 0.5%
25,446 Assa Abloy AB, Class B
(b)
611,783

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 92.8%
(Continued)
Switzerland - 10.5%
18,808 Chubb Ltd. $ 3,844,544
15,017 Nestle S.A.
(b)
1,839,744
17,358 Novartis AG 1,817,209
6,192 Roche Holding AG
(b)
1,919,707
5,408 Zurich Financial Services AG
(b)
2,614,580
12,035,784
United Kingdom - 8.6%
48,253 BP PLC - ADR 1,799,838
53,582 Diageo PLC
(b)
2,338,623
158,400 GSK PLC
(b)
2,819,926
324,782 Haleon PLC
(b)
1,402,006
1,023,614 Lloyds Banking Group PLC
(b)
591,438
97,681 Vodafone Group PLC - ADR 939,691
9,891,522
United States - 1.2%
71,175 Liberty Global PLC, Series A
(a)
1,321,720
TOTAL COMMON STOCKS
(Cost $101,875,074) 106,534,235
PREFERRED STOCKS — 1.4%
Brazil - 1.4%
269,827 Itau Unibanco Holdings SA 1,633,136
TOTAL PREFERRED STOCKS
(Cost $1,385,478) 1,633,136
SHORT-TERM INVESTMENTS
— 5.4%
MONEY MARKET FUNDS - 5.4%
6,192,011
First American Treasury Obligations Fund, Class X,
5.20% (Cost $6,192,011)
(c)
6,192,011
TOTAL INVESTMENTS - 99.6%
(Cost $109,452,563) $ 114,359,382
OTHER ASSETS IN EXCESS OF
LIABILITIES- 0.4% 514,999
NET ASSETS - 100.0% $ 114,874,381
(a) Non-income producing security.
(b) The value of this security has been determined in good faith under policies of the Board of Trustees.
(c) Rate disclosed is the seven day effective yield as of July 31, 2023.
ADR - American Depositary Receipt
LTD - Limited Company

North Square Altrinsic International Equity Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
NV - Naamioze Vennootschap
PLC - Public Limited Company
S/A - Société Anonyme
USB US Bank

North Square McKee Bond Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 6.5%
AGENCY MBS OTHER — 2.4%
300,633 Fannie Mae Pool BF0201, 4.000%, 05/15/27 $ 283,225
34,436 Fannie Mae Pool MA1553, 2.500%, 08/01/28 32,101
105,568 Fannie Mae Pool BF0294, 3.500%, 10/13/37 96,964
100,433 Fannie Mae Pool BM6616, 3.500%, 12/01/37 93,916
72,087 Fannie Mae Pool BF0197, 4.000%, 09/01/40 68,284
175,468 Fannie Mae Pool MA1417, 3.000%, 04/01/43 158,185
103,293 Fannie Mae Pool BM6096, 3.500%, 07/01/43 95,612
38,397 Fannie Mae Pool AL6167, 3.500%, 01/01/44 35,537
296,864 Fannie Mae Pool BF0318, 3.500%, 08/01/48 272,665
499,186 Fannie Mae Pool MA3784, 3.500%, 09/01/49 443,040
373,263 Fannie Mae Pool BK2385, 2.500%, 04/01/50 311,384
268,798 Fannie Mae Pool MA4025, 2.500%, 05/01/50 223,569
298,793 Ginnie Mae I Pool AU4920, 3.020%, 09/15/41 278,918
2,393,400
AUTO LOAN — 1.3%
446,000
American Credit Acceptance Receivables Trust  Series 2021-2,
1.340%, 07/13/27
(a)
424,218
613,050
Chesapeake Funding II LLC  Series 2023-1A, 5.650%,
05/15/35
(a)
614,125
61,830
Exeter Automobile Receivables Trust 2021-3A, 0.690%,
01/15/26
61,537
29,828 Flagship Credit Auto Trust 2021-3, 0.360%, 07/15/27
(a)
29,193
81,855 Oscar US Funding X LLC  Series 1A, 3.270%, 05/11/26
(a)
81,444
63,129 Oscar US Funding XII LLC  Series 1A, 0.700%, 04/10/25
(a)
62,237
1,272,754
CLO — 0.2%
230,957 VMC Finance 2021-FL4 LLC, 6.444%, 06/18/36
(a)
225,740
OTHER ABS — 2.6%
400,000
Aligned Data Centers Issuer LLC  Series 1A, 1.937%,
08/15/46
(a)
351,577
500,000 AMSR 2019-SFR1 Trust, 2.774%, 01/20/39
(a)
455,934
200,000 AMSR 2021-SFR2 Trust, 1.527%, 08/19/38
(a)
176,167
25,826
Amur Equipment Finance Receivables IX LLC  Series 1A,
0.750%, 11/20/26
(a)
25,238
785,000
Amur Equipment Finance Receivables X LLC  Series 1A,
2.200%, 01/20/28
(a)
724,122
16,447
Burlington Northern and Santa Fe Railway Co., 5.720%,
01/15/24
16,776
339,628 NMEF Funding 2022-B LLC, 6.070%, 06/01/49
(a)
337,365
75,527 Oportun Funding XIV LLC  Series A, 1.210%, 03/08/28
(a)
72,160
528,000 Tricon Residential 2022-SFR2 Trust, 3.856%, 04/19/39
(a)
493,795

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
$ 2,653,134
TOTAL ASSET BACKED SECURITIES
(Cost $7,110,743) 6,545,028
COLLATERALIZED MORTGAGE
OBLIGATIONS — 8.7%
CMBS — 3.3%
175,386 BBCMS Mortgage Trust 2022-C14, 1.727%, 02/18/55 163,759
8,900 COMM 2012-CCRE4 Mortgage Trust, 2.853%, 10/17/45 8,317
300,000 DBUBS 2017-BRBK Mortgage Trust, 3.452%, 10/12/34
(a)
272,642
599,988 EQUS 2021-EQAZ Mortgage Trust, 6.091%, 10/15/36
(a)
587,873
40,330
FHLMC Multifamily Structured Pass Through Certs  Series
Q004, 4.172%, 01/25/46
40,070
27,349
Government National Mortgage Association  Series 98 AB,
2.200%, 11/16/43
26,658
9,141
Government National Mortgage Association  Series 24 A,
2.250%, 09/16/44
8,725
145,000 ILPT Trust 2019-SURF A, 4.145%, 02/13/41
(a)
131,609
413,000
Morgan Stanley Capital I Trust 2016-UBS12, 3.596%,
12/17/49
384,586
337,000
Morgan Stanley Capital I Trust 2016-UBS9, 3.594%,
03/17/49
315,168
430,000 RLGH Trust 2021-TROT, 6.136%, 04/15/36
(a)
417,949
334,000
UBS Commercial Mortgage Trust  Series C17, 2.921%,
10/18/52
284,241
160,000
Wells Fargo Commercial Mortgage Trust 2016-C35, 2.931%,
07/17/48
146,738
351,000
Wells Fargo Commercial Mortgage Trust 2017-RB1, 3.635%,
03/15/50
322,853
201,157
Wells Fargo Commercial Mortgage Trust 2021-SAVE,
6.486%, 02/15/40
(a)(b)
189,766

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
$ 3,300,954
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
156,722
Ellington Financial Mortgage Trust 2020-1, 2.006%,
05/25/65
(a)
150,107
11,353 Fannie Mae REMICS  Series 121 DX, 5.500%, 01/25/26 11,222
91,274 Fannie Mae REMICS  Series 31 NL, 4.000%, 04/25/33 87,726
225,000 Fannie Mae REMICS  Series 15 VB, 4.000%, 09/25/33 217,268
3,519 Fannie Mae REMICS  Series 69 AG, 5.000%, 08/25/35 3,468
228,000 Fannie Mae REMICS  Series 44 VB, 3.500%, 10/25/37 212,052
351 Fannie Mae REMICS  Series 96 PD, 2.000%, 07/25/41 346
36,387 Fannie Mae REMICS  Series 111 EC, 2.000%, 12/25/41 32,433
112,921 Fannie Mae REMICS  Series 2 MA, 3.500%, 02/25/43 104,777
4,664 Fannie Mae REMICS  Series 37 MJ, 3.500%, 08/25/43 4,551
68,442 Fannie Mae REMICS  Series 78 CA, 2.000%, 10/25/44 59,944
36,741 Fannie Mae REMICS  Series 82 PA, 3.000%, 04/25/45 33,699
80,677 Fannie Mae REMICS  Series 62 PT, 3.500%, 09/25/48 75,337
64,555 Fannie Mae REMICS  Series 35 A, 3.000%, 07/25/49 57,060
9,487 Fannie Mae REMICS  Series 37 AG, 3.500%, 06/25/53 8,887
13,368 Fannie Mae Trust 2003-W8 3F2, 5.533%, 05/25/42 13,242
9,779 Freddie Mac REMICS  Series 3720 A, 4.500%, 09/15/25 9,657
118,572 Freddie Mac REMICS  Series 4590 AK, 3.500%, 08/15/27 115,330
127,028 Freddie Mac REMICS  Series 4091 KC, 3.000%, 08/15/40 121,795
130,468 Freddie Mac REMICS  Series 4184 GA, 2.000%, 09/15/41 118,723
14,261 Freddie Mac REMICS  Series 4097 BG, 2.000%, 12/15/41 12,797
56,974 Freddie Mac REMICS  Series 4322 DJ, 3.000%, 05/15/43 54,140
22,320 Freddie Mac REMICS  Series 4338 HP, 3.000%, 11/15/43 21,481
88,470 Freddie Mac REMICS  Series 4994 GA, 2.000%, 03/25/44 79,716
179,053 Freddie Mac REMICS  Series 4569 DA, 3.000%, 08/15/44 166,637
287,107 Freddie Mac REMICS  Series 5199 BA, 3.000%, 06/25/48 259,895
129,636 Freddie Mac REMICS  Series 5131 TG, 1.000%, 04/25/49 103,229
53,521 Freddie Mac REMICS  Series 5072 NJ, 1.000%, 01/25/50 39,198
187,222 Freddie Mac REMICS  Series 4639 KB, 3.250%, 04/15/53 177,490
38,731 Freddie Mac REMICS  Series 4628 KA, 3.000%, 01/15/55 36,503
97,478
Freddie Mac Structured Pass-Through Certificates  Series 61
1A1, 5.376%, 07/25/44
(b)
90,006
15,280
Freddie Mac Structured Pass-Through Certificates  Series 62
1A1, 5.176%, 10/25/44
(b)
13,954
194
Government National Mortgage Association  Series 149 PT,
5.000%, 12/20/27
191
102,880
Government National Mortgage Association  Series 6 JA,
2.750%, 06/20/42
96,922
28,520
Government National Mortgage Association  Series 151 UB,
2.000%, 03/20/45
25,112
9,237
Government National Mortgage Association  Series 150 JG,
2.500%, 10/20/45
8,733

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
18,134
Government National Mortgage Association  Series 76 EB,
2.500%, 09/20/46
$ 16,690
375,299
Government National Mortgage Association  Series 45 ME,
2.000%, 03/20/50
313,524
137,728
Government National Mortgage Association  Series 77 LA,
1.000%, 08/20/50
103,570
165,448
Government National Mortgage Association  Series 83 KB,
1.250%, 05/20/51
126,867
1,746,222
Government National Mortgage Association  Series 154 CE,
1.750%, 09/20/51
1,496,285
925,000 PSMC 2020-3 Trust, 3.000%, 11/25/50
(a)
742,723
80,848
Seasoned Credit Risk Transfer Trust  Series 2, 2.000%,
11/25/60
70,234
5,493,521
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $10,078,542) 8,794,475
CORPORATE BONDS — 28.0%
AEROSPACE & DEFENSE — 1.0%
1,005,000 Boeing Co., 4.875%, 05/01/25 992,747
ASSET MANAGEMENT — 0.3%
257,000 United Airlines 2023-1 Pass Through Trust, 5.800%, 07/15/36 262,259
AUTOMOTIVE — 0.8%
218,000 American Honda Finance Corp., 2.000%, 03/24/28 192,090
614,000 General Motors Financial Co., Inc., 4.300%, 04/06/29 571,388
763,478
BANKING — 6.8%
1,352,000 Bank of America Corp., 1.658%, 03/11/27 1,219,401
170,000 Bank of Montreal, 1.850%, 05/01/25 159,584
414,000 Bank of Nova Scotia (The), 1.300%, 06/11/25 383,758
80,000 Citigroup, Inc., 3.070%, 02/24/28 73,805
198,000 F.N.B Corp. (PA), 5.150%, 08/05/32 193,268
220,000
Federation des Caisses Desjardins du Quebec, 2.050%,
02/10/25
(a)
207,538
629,000 JPMorgan Chase & Co., Inc., 1.578%, 04/22/27
(c)
566,595
160,000 JPMorgan Chase & Co., Inc., 1.953%, 02/04/32 127,450
228,000 PNC Financial Services Group, Inc. (The), 5.582%, 06/12/29 228,560
435,000 PNC Financial Services Group, Inc. (The), 6.037%, 10/28/33 447,496
863,000 Royal Bank of Canada, 5.000%, 05/02/33 844,978
282,000 Toronto-Dominion Bank (The), 1.250%, 09/10/26 250,196
394,000 Toronto-Dominion Bank (The), 2.000%, 09/10/31 314,519
433,000 US Bancorp, 4.653%, 02/01/29 415,770
434,000 US Bancorp, 5.850%, 10/21/33 439,771
779,000 Wells Fargo & Co., 3.526%, 03/24/28 728,538
346,000 Wells Fargo & Co., 4.897%, 07/25/33
(c)
331,784

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
$ 6,933,011
BIOTECH & PHARMA — 0.7%
247,000 Amgen, Inc., 5.650%, 03/02/53 247,921
395,000 Pfizer Investment Enterprises PTE Ltd., 5.110%, 05/19/43 392,276
640,197
CHEMICALS — 0.3%
306,000 DuPont de Nemours, Inc., 4.493%, 11/15/25 300,488
E-COMMERCE DISCRETIONARY — 0.4%
439,000 Amazon.com, Inc., 4.650%, 12/01/29 439,913
ELECTRIC UTILITIES — 4.6%
375,000 Alabama Power Co., 3.450%, 10/01/49 276,909
1,201,000 Duke Energy Carolinas LLC, 5.300%, 02/15/40 1,197,248
151,000 Duke Energy Corp., 2.450%, 06/01/30 127,095
600,000 Electricite de France SA, 6.250%, 05/23/33
(a)
618,393
330,000 Florida Power & Light Co., 5.300%, 04/01/53 339,572
1,000,000 MidAmerican Energy Co., 4.250%, 07/15/49 843,767
510,000 NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/33 501,174
239,000 Pacific Gas and Electric Co., 6.400%, 06/15/33 240,329
544,000 Virginia Electric and Power Co., 5.450%, 04/01/53 548,028
4,692,515
ENTERTAINMENT CONTENT — 0.3%
325,000 Walt Disney Co. (The), 3.500%, 05/13/40 265,495
HEALTH CARE FACILITIES & SERVICES — 0.3%
369,000 CVS Health Corp., 3.750%, 04/01/30 337,526
INSTITUTIONAL FINANCIAL SERVICES — 2.8%
1,137,000 Goldman Sachs Group, Inc. (The), 1.431%, 03/09/27 1,020,068
1,019,000 Goldman Sachs Group, Inc. (The), 1.992%, 01/27/32
(c)
803,115
349,000 Morgan Stanley, 0.790%, 05/30/25 333,422
695,000 Morgan Stanley, 1.593%, 05/04/27
(c)
623,873
2,780,478
INTERNET MEDIA & SERVICES — 0.2%
160,000 Meta Platforms, Inc., 5.600%, 05/15/53 164,870
MACHINERY — 0.2%
227,000 John Deere Capital Corp., 4.700%, 06/10/30 225,917
OIL & GAS PRODUCERS — 1.7%
403,000 Chevron USA, Inc. B, 3.250%, 10/15/29 373,198
300,000 ConocoPhillips Co., 5.300%, 05/15/53 303,463
250,000 Enterprise Products Operating LLC, 4.800%, 02/01/49 226,672
588,000 Exxon Mobil Corp., 4.227%, 03/19/40 539,023
312,000 Exxon Mobil Corp., 4.327%, 03/19/50 279,502
1,721,858
SEMICONDUCTORS — 0.2%
108,000 Intel Corp., 5.125%, 02/10/30 108,933

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
137,000 Intel Corp., 5.700%, 02/10/53 $ 139,792
248,725
SOFTWARE — 0.8%
397,000 Oracle Corp., 2.300%, 03/25/28 350,490
575,000 Oracle Corp., 3.600%, 04/01/40 443,381
793,871
SPECIALTY FINANCE — 1.7%
851,000 Capital One Financial Corp., 1.878%, 11/02/27 743,935
1,070,000 Federal Farm Credit Banks Funding Corp., 4.800%, 04/13/33 1,021,810
1,765,745
TECHNOLOGY HARDWARE — 0.6%
457,000 Apple, Inc., 4.650%, 02/23/46 448,817
224,000 Apple, Inc., 3.950%, 08/08/52 196,520
645,337
TECHNOLOGY SERVICES — 0.2%
200,000 International Business Machines Corp., 1.700%, 10/01/52 177,590
TELECOMMUNICATIONS — 1.4%
94,000 AT&T, Inc., 1.700%, 03/25/26 85,426
183,000 AT&T, Inc., 5.400%, 02/15/34 180,107
629,000 Verizon Communications, Inc., 2.100%, 03/22/28 550,488
155,000 Verizon Communications, Inc., 1.750%, 01/20/31 121,595
775,000 Verizon Communications, Inc., 2.650%, 11/20/40 530,046
1,467,662
TOBACCO & CANNABIS — 1.3%
202,000 Altria Group, Inc., 4.800%, 02/14/29 197,192
254,000 BAT Capital Corp., 2.259%, 03/25/28 219,747
257,000 BAT Capital Corp., 4.906%, 04/02/30 243,636
640,000 Philip Morris International, Inc., 5.125%, 02/15/30 636,259
1,296,834
TRANSPORTATION & LOGISTICS — 1.4%
180,366
BNSF Railway Co 2015-1 Pass Through Trust, 3.442%,
06/16/28
(a)
168,820
725,000 Burlington Northern Santa Fe LLC, 4.550%, 09/01/44 667,228
496,401 FedEx Corp. Pass Trough Trust 2020-1, 1.875%, 02/20/34 409,266
137,390
Union Pacific Railroad Co. 2014-1 Pass Through Trust,
3.227%, 05/14/26
130,664
17,304 UNP CO. 2005 Trust, 5.082%, 01/02/29 17,073
1,393,051
TOTAL CORPORATE BONDS
(Cost $29,523,469) 28,309,567
U.S. GOVERNMENT & AGENCIES — 53.7%
AGENCY FIXED RATE — 17.1%
26,986 Fannie Mae Pool, MA0243 5.000%, 11/01/29 26,910
7,401 Fannie Mae Pool, AE6126 4.000%, 10/01/30 7,190
77,712 Fannie Mae Pool, AB3000 4.500%, 05/01/31 75,995

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
63,933 Fannie Mae Pool, MA3894 4.000%, 09/01/31 $ 62,106
29,728 Fannie Mae Pool, AL1464 4.500%, 01/01/32 29,072
18,808 Fannie Mae Pool, MA1029 3.500%, 04/01/32 17,989
257,995 Fannie Mae Pool, MA1432 3.000%, 05/01/33 240,095
68,805 Fannie Mae Pool, AL5373 4.500%, 05/01/34 67,281
87,485 Fannie Mae Pool, MA1922 4.000%, 06/01/34 84,978
122,671 Fannie Mae Pool, MA1982 3.500%, 08/01/34 115,506
100,548 Fannie Mae Pool, MA2110 3.500%, 12/01/34 94,673
44,430 Fannie Mae Pool, FM2161 3.500%, 11/01/35 41,836
92,196 Fannie Mae Pool, FM1327 4.000%, 11/01/35 89,559
103,549 Fannie Mae Pool, MA3071 4.000%, 07/01/37 99,299
96,933 Fannie Mae Pool, FM5404 4.000%, 12/01/37 94,162
69,054 Fannie Mae Pool, FM4109 4.000%, 06/01/38 67,077
2,655 Fannie Mae Pool, AA5223 4.000%, 03/01/39 2,541
280,016 Fannie Mae Pool, CA4999 3.000%, 01/01/40 253,942
32,752 Fannie Mae Pool, AL5521 4.500%, 01/01/40 32,168
41,563 Fannie Mae Pool, 932389 4.500%, 01/01/40 40,897
10,961 Fannie Mae Pool, AD6960 4.500%, 07/01/40 10,785
312,638 Fannie Mae Pool, FM3903 2.000%, 08/01/40 267,537
3,543 Fannie Mae Pool, MA0514 4.000%, 09/01/40 3,390
16,598 Fannie Mae Pool, AD8268 4.500%, 09/01/40 16,332
201,718 Fannie Mae Pool, MA4153 2.500%, 10/01/40 177,709
307,362 Fannie Mae Pool, MA4166 3.000%, 10/01/40 277,638
242,225 Fannie Mae Pool, MA4176 2.000%, 11/01/40 201,069
12,109 Fannie Mae Pool, AE7582 4.500%, 11/01/40 11,711
29,623 Fannie Mae Pool, AH0897 4.500%, 12/01/40 29,071
149,482 Fannie Mae Pool, CA8689 2.000%, 01/01/41 127,242
27,338 Fannie Mae Pool, AH3586 4.000%, 01/01/41 26,163
5,391 Fannie Mae Pool, AH2683 4.000%, 01/01/41 5,159
50,186 Fannie Mae Pool, AH3394 4.000%, 01/01/41 48,031
405,553 Fannie Mae Pool, MA4269 2.500%, 02/01/41 354,374
356,825 Fannie Mae Pool, MA4286 1.500%, 03/01/41 289,123
221,773 Fannie Mae Pool, FM6516 2.500%, 03/01/41 194,054
70,917 Fannie Mae Pool, AH9719 4.500%, 04/01/41 69,780
13,638 Fannie Mae Pool, AL0160 4.500%, 05/01/41 13,393
470,440 Fannie Mae Pool, CB1597 2.500%, 09/01/41 409,872
483,440 Fannie Mae Pool, CB1842 2.500%, 10/01/41 422,694
8,907 Fannie Mae Pool, AJ4410 4.000%, 10/01/41 8,524
297,132 Fannie Mae Pool, MA4475 2.500%, 11/01/41 257,303
18,968 Fannie Mae Pool, AP7553 3.000%, 09/01/42 17,036
349,506 Fannie Mae Pool, FM1251 3.000%, 04/01/45 313,918
31,922 Fannie Mae Pool, BC0326 3.500%, 12/01/45 29,538
158,891 Fannie Mae Pool, BM3570 4.500%, 03/01/46 156,343
96,340 Fannie Mae Pool, AS7003 3.000%, 04/01/46 85,924
172,570 Fannie Mae Pool, CB0573 2.500%, 05/01/46 147,934
124,959 Fannie Mae Pool, FM5719 3.000%, 06/01/46 112,236

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
88,510 Fannie Mae Pool, AS7348 3.500%, 06/01/46 $ 81,826
64,653 Fannie Mae Pool, BC4764 3.000%, 10/01/46 57,579
5,870 Fannie Mae Pool, MA2806 3.000%, 11/01/46 5,245
171,861 Fannie Mae Pool, MA2895 3.000%, 02/01/47 153,001
722,071 Fannie Mae Pool, BM4636 2.500%, 11/01/47 619,589
264,258 Fannie Mae Pool, FM3165 2.500%, 12/01/47 226,822
46,849 Fannie Mae Pool, MA3305 3.500%, 03/01/48 43,016
188,987 Fannie Mae Pool, FM3494 2.500%, 04/01/48 162,263
103,627 Fannie Mae Pool, CA4648 3.000%, 04/01/48 92,215
96,539 Fannie Mae Pool, BM5246 3.500%, 11/01/48 88,640
8,140 Fannie Mae Pool, MA3522 4.500%, 11/01/48 7,927
125,499 Fannie Mae Pool, FM2239 3.000%, 12/01/48 111,719
42,104 Fannie Mae Pool, FM7658 3.000%, 02/01/49 37,391
17,490 Fannie Mae Pool, MA3597 3.500%, 02/01/49 16,059
92,806 Fannie Mae Pool, BO7480 3.000%, 12/01/49 81,988
139,889 Fannie Mae Pool, CA6745 3.500%, 08/01/50 129,733
127,838 Fannie Mae Pool, FM4545 2.500%, 10/01/50 109,608
301,268 Fannie Mae Pool, BR3321 2.000%, 03/01/51 248,528
1,304,918 Fannie Mae Pool, FM8365 2.500%, 07/01/51 1,109,983
775,032 Fannie Mae Pool, CB1284 2.500%, 08/01/51 655,874
275,874 Fannie Mae Pool, MA4438 2.500%, 10/01/51 233,052
60,437 Freddie Mac Gold Pool, C91370 4.500%, 05/01/31 59,171
5,322 Freddie Mac Gold Pool, C91395 4.000%, 09/01/31 5,176
38,234 Freddie Mac Gold Pool, C91710 3.500%, 06/01/33 36,046
101,537 Freddie Mac Gold Pool, C91731 4.000%, 11/01/33 98,744
12,986 Freddie Mac Gold Pool, C91881 3.500%, 07/01/36 12,241
22,416 Freddie Mac Gold Pool, G05741 4.500%, 12/01/39 22,083
21,659 Freddie Mac Gold Pool, A96413 4.000%, 01/01/41 20,753
40,978 Freddie Mac Gold Pool, Q13086 3.000%, 11/01/42 36,848
86,152 Freddie Mac Gold Pool, G07275 3.500%, 12/01/42 80,346
248,887 Freddie Mac Gold Pool, V82781 3.000%, 12/01/46 221,881
323,517 Freddie Mac Gold Pool, G08737 3.000%, 12/01/46 288,336
62,491 Freddie Mac Gold Pool, G08741 3.000%, 01/01/47 55,695
591,584 Freddie Mac Pool, SD1431 2.500%, 03/15/28 501,976
306,590 Freddie Mac Pool, SD0741 3.500%, 06/15/29 279,226
317,638 Freddie Mac Pool, ZT1450 3.000%, 07/01/38 289,565
413,061 Freddie Mac Pool, RB5015 3.000%, 09/01/39 375,098
160,322 Freddie Mac Pool, RB5154 2.500%, 04/01/42 139,238
418,272 Freddie Mac Pool, RB5163 3.000%, 05/01/42 373,579
32,624 Freddie Mac Pool, ZS4751 3.500%, 01/01/48 29,962
242,918 Freddie Mac Pool, QB4900 2.500%, 11/01/50 206,092
326,726 Freddie Mac Pool, QB8669 2.000%, 02/01/51 265,043
475,542 Freddie Mac Pool, RA4784 2.500%, 03/01/51 406,009
1,063,528 Freddie Mac Pool, SD1212 3.500%, 09/01/51 978,989
399,651 Freddie Mac Pool, QD1253 2.000%, 11/01/51 324,543
521,349 Freddie Mac Pool, SD8184 3.000%, 12/01/51 458,342

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
27,000 Ginnie Mae I Pool, 726475 4.000%, 11/15/24 $ 26,672
304,200 Ginnie Mae I Pool, 785600 3.000%, 08/15/45 273,229
70,007 Ginnie Mae II Pool, MA0008 3.500%, 04/20/27 68,108
26,016 Ginnie Mae II Pool, MA0206 3.500%, 07/20/27 25,260
587,668 Ginnie Mae II Pool, MA6256 3.500%, 12/20/34 560,797
54,351 Ginnie Mae II Pool, MA5332 5.000%, 07/20/48 54,106
402,270 Ginnie Mae II Pool, MA7650 3.000%, 10/20/51 359,341
431,346 UMBS Freddie Mac Pool, 5.000%, 07/01/53 423,747
17,255,459
AGENCY MBS OTHER — 0.1%
152,149 Fannie Mae Pool, BF0132 4.000%, 07/01/56 142,682
GOVERNMENT OWNED, NO GUARANTEE — 4.5%
1,900,000 Federal National Mortgage Association, 1.600%, 08/24/35 1,335,649
4,650,000 Federal National Mortgage Association, 1.630%, 09/14/35 3,285,481
4,621,130
GOVERNMENT SPONSORED — 28.4%
585,000 Federal Agricultural Mortgage Corp., 4.170%, 05/24/29 556,603
240,000 Federal Farm Credit Bank, 2.700%, 06/21/41 171,054
585,000 Federal Farm Credit Banks Funding Corp., 2.750%, 03/07/29 525,210
1,085,000 Federal Farm Credit Banks Funding Corp., 1.370%, 03/20/29 906,132
705,000 Federal Farm Credit Banks Funding Corp., 1.230%, 07/29/30 562,501
465,000 Federal Farm Credit Banks Funding Corp., 4.330%, 06/02/31 436,416
2,254,000 Federal Farm Credit Banks Funding Corp., 2.150%, 12/01/31 1,849,956
695,000 Federal Farm Credit Banks Funding Corp., 2.200%, 12/09/31 572,349
687,000 Federal Farm Credit Banks Funding Corp., 2.950%, 02/17/32 593,291
247,000 Federal Farm Credit Banks Funding Corp., 2.940%, 02/23/32 213,113
1,849,000 Federal Farm Credit Banks Funding Corp., 3.000%, 03/08/32 1,601,123
317,000 Federal Farm Credit Banks Funding Corp., 4.370%, 05/17/32 296,268
463,000 Federal Farm Credit Banks Funding Corp., 4.350%, 06/01/32 432,311
1,516,000 Federal Farm Credit Banks Funding Corp., 4.700%, 06/29/32 1,436,890
600,000 Federal Farm Credit Banks Funding Corp., 4.980%, 07/20/32 575,151
3,050,000 Federal Farm Credit Banks Funding Corp., 2.390%, 01/19/33 2,494,390
1,378,000 Federal Farm Credit Banks Funding Corp., 2.480%, 02/01/34 1,109,958
1,280,000 Federal Farm Credit Banks Funding Corp., 2.550%, 12/21/34 1,018,392
1,355,000 Federal Farm Credit Banks Funding Corp., 3.250%, 02/23/35 1,146,212
1,706,000 Federal Farm Credit Banks Funding Corp., 3.360%, 02/23/37 1,425,800
1,640,000 Federal Home Loan Banks, 1.250%, 11/23/26 1,511,489
1,410,000 Federal Home Loan Banks, 1.500%, 12/22/26 1,296,114
1,170,000 Federal Home Loan Banks, 3.500%, 04/29/27 1,141,187
100,000 Federal Home Loan Banks, 0.750%, 08/26/27 89,953
250,000 Federal Home Loan Banks, 2.640%, 02/25/32 211,176
1,000,000 Federal Home Loan Banks, 1.500%, 09/30/33 743,376
685,000 Federal Home Loan Banks, 2.750%, 02/22/34 564,779
5,335,000 Federal Home Loan Banks, 2.325%, 10/14/36 3,989,187
360,000 Federal Home Loan Banks, 2.900%, 02/18/37 286,472

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
1,270,000 Federal Home Loan Banks, 3.000%, 02/24/37 $ 1,021,723
28,778,576
SUPRANATIONAL — 1.2%
1,524,000
International Bank for Reconstruction & Development,
2.700%, 12/28/37
1,190,982
U.S. TREASURY NOTES — 2.4%
264,000 United States Treasury Note, 3.000%, 07/15/25 254,657
575,000 United States Treasury Note, 0.375%, 01/31/26 517,624
309,000 United States Treasury Note, 3.625%, 03/31/28 301,414
520,000 United States Treasury Note, 4.000%, 06/30/28 515,856
167,000 United States Treasury Note, 3.500%, 02/15/33 160,985
479,000 United States Treasury Note, 3.000%, 08/15/52 395,970
266,000 United States Treasury Note, 3.625%, 02/15/53 248,170
2,394,676
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $60,018,307) 54,383,505
CERTIFICATE OF DEPOSIT — 2.4%
AUTOMOTIVE - 0.7%
724,000
BMW Bank of North America, 4.85%, 2027-03-17, 4.850%,
03/17/27
717,246
BANKING - 1.7%
700,000
American Express National Bank, 4.80%, 2028-03-22,
4.800%, 03/22/28
690,065
495,000
Morgan Stanley Bank NA, 4.85%, 2027-03-16, 4.850%,
03/16/27
490,379
495,000
Morgan Stanley Private Bank NA, 4.85%, 2027-03-16,
4.850%, 03/16/27
490,379
1,670,823
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,408,343) 2,388,069
Shares Fair Value
SHORT-TERM INVESTMENTS — 0.0%
(d)
15,014
First American Treasury Obligations
Fund, Class X, 5.20% (Cost
$15,014)
(e)
15,014
TOTAL SHORT-TERM INVESTMENTS (Cost $15,014) 15,014
TOTAL INVESTMENTS - 99.3% (Cost
$109,154,418) $ 100,435,658
Other Assets in Excess of Liabilities- 0.7% 671,779
NET ASSETS - 100.0% $ 101,107,437

North Square McKee Bond Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2023 the total market value of 144A securities is 7,560,735 or 7.5% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c) Variable rate security; the rate shown represents the rate on July 31, 2023.
(d) Percentage rounds to less than 0.1%.
(e) Rate disclosed is the seven day effective yield as of July 31, 2023.
LLC - Limited Liability Company
LTD - Limited Company
REMIC - Real Estate Mortgage Investment Conduit

North Square Strategic Income Fund
Schedule of Investments
July 31, 2023 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 4.4%
CONSUMER STAPLES - 0.9%
ENERGY EQUIPMENT & SERVICES - 0.9%
26,872 Schlumberger Ltd. $ 1,567,712
TOTAL CONSUMER STAPLES 1,567,712
ENERGY - 1.8%
OIL & GAS PRODUCERS - 0.8%
11,594 ConocoPhillips 1,364,846
OIL & GAS SERVICES & EQUIPMENT
- 1.0%
23,518 Baker Hughes Co. 841,709
22,711 Halliburton Co. 887,546
1,729,255
TOTAL ENERGY 3,094,101
MATERIALS - 1.7%
ELECTRONIC EQUIPMENT,
INSTRUMENTS & COMPONENTS - 0.2%
8,088 Newmont Corp. 347,137
METALS & MINING - 1.5%
9,400 Agnico Eagle Mines Ltd. 492,654
21,000 Barrick Gold Corp. 363,090
2,600 Franco-Nevada Corp. 379,184
30,383 Freeport-McMoRan, Inc. 1,356,601
2,591,529
TOTAL MATERIALS 2,938,666
TOTAL COMMON STOCKS
(Cost $7,524,729) 7,600,479
PREFERRED STOCKS — 1.7%
ELECTRIC UTILITIES — 1.7%
3,000,000
CenterPoint Energy, Inc., Series A,
6.125%
(a)
2,941,570
TOTAL PREFERRED STOCKS
(Cost $2,862,756) 2,941,570

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
ASSET BACKED SECURITIES — 6.7%
HOME EQUITY — 1.3%
1,703,119
Aegis Asset Backed Securities Trust 2005-2, 6.132%,
06/25/35
$ 1,576,170
168,767
Bayview Financial Mortgage Pass-Through Trust  Series A,
6.407%, 02/28/41
168,801
591,758
Renaissance Home Equity Loan Trust 2005-3, 5.140%,
11/25/35
579,199
2,324,170
OTHER ABS — 3.5%
1,698,000
Aligned Data Centers Issuer LLC  Series 1A, 1.937%,
08/15/46
(b)
1,492,443
889,809
American Homes 4 Rent 2014-SFR2 Trust, 3.786%,
10/17/36
(b)
865,033
1,380,000 HI-FI Music IP Issuer LP  Series 1A, 3.939%, 02/01/62
(b)
1,267,433
814,481 Libra Solutions 2023-1 LLC, 7.000%, 02/15/35
(b)
810,951
202,495
Oasis Securitization Funding LLC  Series 2A, 2.143%,
10/15/33
(b)
199,690
1,409,163
Planet Fitness Master Issuer LLC  Series 1A, 3.251%,
12/05/51
(b)
1,254,537
5,890,087
RESIDENTIAL MORTGAGE — 1.9%
468,149
Ameriquest Asset-Backed Pass-Through Certs Series 2004-
R2, 6.057%, 04/25/34
471,114
759,868
FBR Securitization Trust  Series 5 M2, 6.117%, (US0001M +
0.705%), 11/25/35
739,581
267,588
HSI Asset Securitization Corp. Trust 2006-OPT3, 5.682%,
02/25/36
261,159
290,000
JP Morgan Mortgage Acquisition Trust 2006-CH1, 5.732%,
07/25/36
283,619
477,135
JP Morgan Mortgage Acquisition Trust 2007-CH3, 5.672%,
03/25/37
463,396
933,149 Long Beach Mortgage Loan Trust 2005-1, 6.687%, 02/25/35 900,980
248,586 RAMP Series 2004-RS4 Trust, 6.387%, 04/25/34 246,861
3,366,710
TOTAL ASSET BACKED SECURITIES
(Cost $12,039,490) 11,580,967

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
COLLATERALIZED MORTGAGE
OBLIGATIONS — 13.6%
CMBS — 13.6%
665,000
CityLine Commercial Mortgage Trust 2016-CLNE, 2.871%,
11/13/31
(b)
$ 620,156
577,122
Colony Multifamily Mortgage Trust 2014-1, 6.000%,
02/20/29
(b)
567,797
3,686,017 Fannie Mae-Aces  Series M10 X6, 1.501%, 08/25/28
(c)
184,489
1,787,613 Fannie Mae-Aces  Series M39 1A1, 0.750%, 09/25/28 1,681,288
2,764,480 Fannie Mae-Aces  Series M24 XA, 1.373%, 03/26/29
(c)
146,539
1,032,821 Fannie Mae-Aces  Series M3 1A1, 1.000%, 11/25/33 969,380
19,859,228
FHLMC Multifamily Structured Pass Through Certs  Series
KW01 X1, 1.115%, 01/25/26
(c)
336,090
558,402
FHLMC Multifamily Structured Pass Through Certs  Series
KJ36 A1, 1.298%, 12/25/26
512,922
28,882,254
FHLMC Multifamily Structured Pass Through Certs  Series
K738 X1, 1.625%, 01/25/27
(c)
1,214,802
30,000,000
FHLMC Multifamily Structured Pass Through Certs  Series
K064 XAM, 0.607%, 03/25/27
(c)
491,919
30,893,000
FHLMC Multifamily Structured Pass Through Certs  Series
K067 XAM, 0.605%, 08/25/27
(c)
535,447
821,552
FHLMC Multifamily Structured Pass Through Certs  Series
KJ37 A1, 1.679%, 12/25/27
741,582
25,000,000
FHLMC Multifamily Structured Pass Through Certs  Series
RR19 X, 1.979%, 04/27/29
(c)
1,535,639
13,179,973
FHLMC Multifamily Structured Pass Through Certs  Series
K095 X1, 1.084%, 06/25/29
(c)
586,928
7,570,000
FHLMC Multifamily Structured Pass Through Certs  Series
K109 XAM, 1.916%, 04/25/30
(c)
757,310
7,249,000
FHLMC Multifamily Structured Pass Through Certs  Series
K110 XAM, 1.985%, 04/25/30
(c)
733,966
3,332,000
FHLMC Multifamily Structured Pass Through Certs  Series
K116 XAM, 1.704%, 08/25/30
(c)
306,041
2,598,602
FHLMC Multifamily Structured Pass Through Certs  Series
K034 X3, 1.795%, 09/25/41
(c)
26
1,835,000
FHLMC Multifamily Structured Pass Through Certs  Series
K111 X3, 3.287%, 04/25/48
(c)
303,079
2,035,000
FHLMC Multifamily Structured Pass Through Certs  Series
K122 X3, 2.722%, 01/25/49
(c)
289,837
1,715,000
FHLMC Multifamily Structured Pass Through Certs  Series
K124 X3, 2.711%, 02/25/49
(c)
244,582
7,690,000
Freddie Mac Multiclass Certs Series 2015-P001, 1.826%,
10/27/28
(c)
560,555
17,259,849
Freddie Mac Multifamily Structured Pass Through  Series
K116, 1.528%, 07/25/30
(c)
1,295,390
1,000,000 FREMF 2015-K45 Mortgage Trust, 3.733%, 04/25/48
(b)
959,259

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
2,500,000 FREMF 2015-K50 Mortgage Trust, 3.909%, 10/25/48
(b)
$ 2,387,258
1,445,000 FREMF 2016-K55 Mortgage Trust, 4.301%, 04/25/49
(b)
1,369,936
302,938,186 FREMF 2016-K59 Mortgage Trust, 0.100%, 11/25/49
(b)(c)
710,178
1,725,329
Government National Mortgage Association  Series 76 IO,
0.791%, 12/16/56
(c)
69,941
4,598,979
Government National Mortgage Association  Series 155 IO,
1.272%, 09/16/60
(c)
384,374
1,237,437
Government National Mortgage Association  Series 170 IO,
1.039%, 11/16/60
(c)
87,799
6,972,361
Government National Mortgage Association  Series 22 IO,
0.976%, 05/16/63
(c)
464,847
7,303,811
Government National Mortgage Association  Series 10 IO,
0.986%, 05/16/63
(c)
507,963
8,483,486
Government National Mortgage Association  Series 170 IO,
0.991%, 05/16/63
(c)
605,441
1,500,000 Independence Plaza Trust 2018-INDP, 4.158%, 07/12/35
(b)
1,385,568
23,548,328
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $23,564,303) 23,548,328
CORPORATE BONDS — 56.8%
ASSET MANAGEMENT — 2.7%
2,750,000 UBS Group AG, 7.000%, 07/31/71 2,698,713
2,000,000 UBS Group AG, 7.000%, 02/19/72 1,931,270
4,629,983
AUTOMOTIVE — 1.4%
1,500,000 Ford Motor Credit Co. LLC, 3.810%, 01/09/24 1,482,604
1,000,000 Nissan Motor Co. Ltd., 4.810%, 09/17/30 904,255
2,386,859
BANKING — 25.3%
3,000,000 Barclays PLC, 8.000%, 09/15/71 2,961,539
3,500,000 BNP Paribas SA, 4.625%, 02/25/71 2,685,300
750,000 Citigroup, Inc., 3.875%, 05/18/72
(d)
654,675
3,000,000 Citizens Financial Group, Inc., 4.000%, 10/06/71 2,328,750
510,000 Citizens Financial Group, Inc., 5.650%, 10/06/71 486,030
855,000 Comerica, Inc., 5.625%, 10/01/71 761,358
3,000,000 Credit Agricole SA, 6.875%, 03/23/72 2,940,300
3,000,000 Fifth Third Bancorp, 8.571%, 12/31/49
(d)
2,843,464
3,000,000 HSBC Holdings PLC, 4.000%, 09/09/71 2,643,139
1,254,000 HSBC Holdings PLC, 4.700%, 09/09/71 999,249
990,000 Huntington Bancshares, Inc., 4.045%, 03/15/68 846,232
2,000,000 Huntington Bancshares, Inc., 8.450%, 07/15/71 1,813,723
3,200,000 ING Groep N.V., 3.875%, 10/16/69 2,428,916
3,500,000
KeyCorp, 5.000%, (ICE LIBOR USD 3 Month + 3.606%),
12/15/65
2,815,852
1,650,000 Lloyds Banking Group PLC, 8.000%, 03/27/70 1,548,525

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
325,000 M&T Bank Corp., 6.450%, 12/29/49 $ 313,595
4,000,000 M&T Bank Corp., 3.500%, 03/01/72 2,996,479
3,000,000 NatWest Group PLC, 4.600%, 09/30/71 2,138,656
3,000,000 Societe Generale SA, 8.000%, 03/29/72 2,940,375
3,500,000 Standard Chartered PLC, 4.300%, 02/19/72 2,741,900
2,220,000 Truist Financial Corp.  Series N, 4.800%, 03/01/68 1,981,350
2,055,000 Truist Financial Corp., 4.950%, 12/01/71 1,943,403
43,812,810
ELECTRIC UTILITIES — 4.5%
4,000,000 American Electric Power Co., Inc., 3.875%, 02/15/62 3,247,518
975,000 Duke Energy Corp., 4.875%, 03/16/25 950,235
250,000 Electricite de France SA, 9.125%, 12/15/71
(b)
263,438
1,750,000 Emera, Inc., 6.700%, 06/15/76 1,708,381
1,000,000 NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/82 852,683
874,000 Vistra Corp., 7.000%, (H15T5Y + 5.740%), 06/15/72
(b)(d)
778,647
7,800,902
INSTITUTIONAL FINANCIAL SERVICES — 4.9%
2,920,000 Goldman Sachs Group, Inc. (The), 4.125%, 05/10/71 2,485,993
4,000,000 Morgan Stanley, 5.123%, 02/01/29 3,961,061
2,250,000 Northern Trust Corp., 4.600%, 04/01/27 2,011,713
8,458,767
INSURANCE — 5.4%
3,000,000 Corebridge Financial, Inc., 6.875%, 12/15/52
(d)
2,931,915
1,400,000
MetLife, Inc., 3.850%, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.576%), 03/15/26
(d)
1,311,677
3,300,000 Progressive Corp. (The), 8.091%, 09/15/23 3,231,954
2,000,000 Prudential Financial, Inc., 6.000%, 09/01/52
(d)
1,921,789
9,397,335
INTERNET MEDIA & SERVICES — 1.6%
3,000,000 Meta Platforms, Inc., 3.850%, 08/15/32 2,792,936
MEDICAL EQUIPMENT & DEVICES — 1.4%
3,000,000 Agilent Technologies, Inc., 2.300%, 03/12/31 2,468,655
OIL & GAS PRODUCERS — 4.4%
2,000,000 Enbridge, Inc., 3.708%, 01/15/83 1,983,078
1,500,000 Energy Transfer LP, 9.349%, 02/15/67 1,359,382
1,500,000 Energy Transfer LP  Series G, 7.125%, 05/15/70 1,321,202
3,250,000
Plains All American Pipeline LP  Series B, 9.431%,
12/31/49
(d)
2,954,338
7,618,000
SPECIALTY FINANCE — 4.1%
4,152,000 Ally Financial, Inc., 4.700%, 08/15/69 3,163,305
3,000,000 Capital One Financial Corp., 3.950%, 12/01/70 2,395,350
2,000,000 Discover Financial Services  Series C, 5.500%, 10/31/69
(d)
1,548,208
7,106,863
TELECOMMUNICATIONS — 1.1%

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Principal
Amount ($) Fair Value
2,000,000 T-Mobile USA, Inc., 3.875%, 04/15/30 $ 1,838,553
TOTAL CORPORATE BONDS
(Cost $96,973,923) 98,311,663
Principal
Amount ($) Fair Value
U.S. GOVERNMENT & AGENCIES — 15.4%
AGENCY FIXED RATE — 12.2%
2,594,533 Fannie Mae Pool, BW1503 4.000%, 07/01/52 2,537,924
2,498,576 Freddie Mac Pool, QF2557 4.500%, 10/01/52 2,393,734
3,459,738 Freddie Mac Pool, RA8647 4.500%, 05/01/53 3,314,380
2,995,973 Freddie Mac Pool, SD3174 5.500%, 06/01/53 2,980,454
3,895,416 Ginnie Mae II Pool, MA8644 3.500%, 02/20/53 3,585,251
3,903,025 Ginnie Mae II Pool, MA8720 2.500%, 03/20/53 3,375,579
2,952,578 UMBS Fannie Mae Pool, BX7767 5.000%, 03/01/53 2,886,962
21,074,284
U.S. TREASURY BONDS — 1.1%
1,405,000 United States Treasury Note, 3.375%, 08/15/42 1,250,231
665,000 United States Treasury Note, 3.625%, 02/15/53 620,424
1,870,655
U.S. TREASURY NOTES — 2.1%
2,255,000 United States Treasury Note, 4.000%, 02/29/28 2,235,092
960,000 United States Treasury Note, 4.000%, 02/28/30 954,075
500,000 United States Treasury Note, 3.750%, 05/31/30 490,078
3,679,245
TOTAL U.S. GOVERNMENT & AGENCIES
(Cost $27,027,190) 26,624,184
Shares Fair Value
SHORT-TERM INVESTMENTS — 2.7%
4,728,840
First American Treasury Obligations
Fund, Class X, 5.20% (Cost
$4,728,840)
(e)
4,728,840
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,728,840) 4,728,840

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
Contracts
(f)
Expiration
Date
Exercise
Price Notional Value Fair Value
CALL OPTIONS PURCHASED - 0.3%
500
E-Mini S&P 500 Sep23C ESU3C
Index
09/18/2023 $ 4,750 $ 230,725,000
$ 493,750
TOTAL CALL OPTIONS PURCHASED (Cost - $668,750) 493,750
TOTAL INVESTMENTS - 102.2% (Cost
$176,479,476) $ 176,919,276
Liabilities in Excess of Other Assets- (2.2)% (3,847,948)
NET ASSETS - 100.0% $ 173,071,328
OPEN FUTURES CONTRACTS
Number of
Contracts Open Long Futures Contracts Expiration
Notional
Amount
(g)
Value and
Unrealized
Depreciation
104 10 Year US Treasury Note Future 09/21/2023 $ 11,586,250 $ (198,188)
269
CBOT 2 Year US Treasury Note
Future
09/30/2023 54,615,407 (310,508)
218
CBOT 5 Year US Treasury Note
Future
09/30/2023 23,286,828 (308,956)
44
CME Ultra Long Term US Treasury
Bond Future
09/21/2023 5,817,625 (111,028)
TOTAL FUTURES CONTRACTS $ (928,680)
OPEN FUTURES CONTRACTS
Number of
Contracts Open Short Futures Contracts Expiration
Notional
Amount
(g)
Value and
Unrealized
Appreciation
(Depreciation)
116 E-Mini S&P 500® Future 09/18/2023 $ 26,764,100 $ (564,983)
60
Ultra 10 Year US Treasury Note
Future
09/21/2023 7,019,063 65,983
TOTAL FUTURES CONTRACTS $ (499,000)
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of July 31, 2023 the total market value of 144A securities is 14,932,324 or 8.6% of net assets.
(c) Interest only securities.
(d) Variable rate security; the rate shown represents the rate on July 31, 2023.
(e) Rate disclosed is the seven day effective yield as of July 31, 2023.
(f) Each contract is equivalent to one futures contract.

North Square Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 - (Unaudited)
(g) The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based.  Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts.  Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments.  The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
LLC - Limited Liability Company
LP - Limited Partnership
LTD - Limited Company
PLC - Public Limited Company